Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Contract liabilities [abstract]
Summary of Deferred Revenue

	As of March 31,
	2023	2022
Deferred Revenue	38,250	—
Total Deferred Revenue	38,250	—